Cash and Cash Equivalents (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Cash and Cash Equivalents (Textual)
Percentage of bank deposit interest rate	0.35%	0.35%
Top of range [Member]
Cash and Cash Equivalents (Textual)
Percentage of bank deposit interest rate	0.50%	0.50%